Land Use Rights, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land Use Rights, Net (Textual)
Amortization expense	$ 43,549	$ 45,994	$ 44,498